Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	5. PARTY-IN-INTEREST TRANSACTIONS

The Plan’s investments include the Brown & Brown, Inc. common stock fund, which represents party-in-interest transactions that qualify as exempt prohibited transactions. For the 2025 Plan year, dividends of $599,079 were received from the employer common stock fund. The employer common stock fund held 965,855 and 970,076 shares of Brown & Brown, Inc. stock valued at $76,978,644 and $98,967,154 on December 31, 2025 and 2024, respectively. Additionally, through the personal choice retirement account, certain investments are managed by affiliates of the Trustee of the Plan.

Each participant is entitled to exercise voting rights attributable to the shares of Employer common stock allocated to their account. The Trustee votes all shares held in the Plan in accordance with participant instructions. Uninstructed shares are voted by the Trustee in the same manner and proportion as instructed shares.

The Plan issues notes to participants, which are secured by the balances in the participants’ accounts. These transactions qualify as party-in-interest transactions.